SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 12, 2011	Sep. 30, 2013 ft	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Issuance shares of common stock	3,372,375	3,350,916	3,881,917	3,347,263	3,372,375
Net proceeds of common stock	$ 32,000
Federal Home Loan Bank stock		1,953	2,921	1,953	1,953
Percentage of amount recognized for tax benefit		50.00%
Purchase of shares of common stock in the offering	269,790
Retained Earnings					28,049
Delinquent period of loan to discontinued interest income		120 days
Federal reserve fund		742		663	809
Loaned by the Company to a trust for the Employee Stock Ownership Plan (the ESOP)	2,700
Deposits with other financial institutions, maturity period		fewer than 90 days
Issuance shares of common stock, per share	$ 10
Conversion costs of common stock	1,700
Interest-bearing deposits maturity		1 year
Delinquent period of loan to discontinued interest income for consumer loan		90 days
Non-payment period of loans to move to non-accrual status		90 days
Minimum performing period of loans to return to accrual status		6 months
Company business activity area		50.0
Federal home loan bank deposits		$ 2,223		$ 1,388	$ 3,830
Building | Maximum
Property, Plant and Equipment [Line Items]
Useful life of building		50 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Useful life of building		5 years
Furniture, fixture, and equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Useful life of building		10 years
Furniture, fixture, and equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Useful life of building		3 years